UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04840

The Tocqueville Trust
(Exact name of registrant as specified in charter)

The Tocqueville Trust

40 W. 57th St., 19th Floor

New York, NY 10019
(Address of principal executive offices) (Zip code)

Robert W. Kleinschmidt

The Tocqueville Trust

40 W. 57th St., 19th Floor

New York, NY 10019
(Name and address of agent for service)

(212) 698-0800

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2026

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)

The Tocqueville Fund
TOCQX
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about  The Tocqueville Fund (the “Fund”)  for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.tocquevillefunds.com/document-library. You can also request this information by contacting us at 1-877-522-8860.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
The Tocqueville Fund	$64	1.20%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$600,374,231
Number of Holdings	55
Portfolio Turnover	6%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(%)
Rocket Lab Corp.	6.8%
Alphabet, Inc. - Class A	6.4%
NVIDIA Corp.	5.0%
Applied Materials, Inc.	4.9%
Marvell Technology, Inc.	4.1%
Vertiv Holdings Co. - Class A	4.1%
Caterpillar, Inc.	3.7%
Newmont Mining Corp.	3.7%
Microsoft Corp.	3.4%
Amazon.com, Inc.	3.1%
Sector Breakdown* (% of net assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.tocquevillefunds.com/document-library.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tocqueville Asset Management documents not be householded, please contact Tocqueville Asset Management at 1-877-522-8860, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tocqueville Asset Management or your financial intermediary.
The Tocqueville Fund	PAGE 1	TSR-SAR-888894102

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

The Tocqueville Trust
The Tocqueville Fund
Semi-Annual Financial Statements and Additional Information
April 30, 2026 (Unaudited)

THE TOCQUEVILLE FUND
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Capital Goods - 22.4%
AeroVironment, Inc.(a)	30,000	$5,850,600
Caterpillar, Inc.	25,000	22,252,750
Crane Co.	50,000	8,886,500
Deere & Co.	20,000	11,797,400
Illinois Tool Works, Inc.	25,000	6,450,250
Parker-Hannifin Corp.	15,000	13,641,300
Rocket Lab Corp.(a)	500,000	41,255,000
Vertiv Holdings Co. - Class A	75,000	24,636,750
		134,770,550
Commercial & Professional Services - 2.8%
Automatic Data Processing, Inc.	40,000	8,477,600
Republic Services, Inc.	40,000	8,368,800
		16,846,400
Consumer Discretionary Distribution & Retail - 3.1%
Amazon.com, Inc.(a)	70,000	18,554,200
Consumer Services - 1.2%
McDonald’s Corp.	25,000	7,339,750
Restaurant Brands International LP	37	3,306
		7,343,056
Consumer Staples Distribution & Retail - 2.2%
Walmart, Inc.	100,000	13,193,000
Energy - 7.3%
Cameco Corp.	75,000	9,228,000
Chevron Corp.	40,000	7,732,400
Diamondback Energy, Inc.	50,000	10,281,500
SLB Ltd.	115,000	6,541,200
Texas Pacific Land Corp.	22,500	9,982,575
		43,765,675
Financial Services - 2.9%
Apollo Global Management, Inc.	75,000	9,654,000
Goldman Sachs Group, Inc.	5,000	4,618,850
S&P Global, Inc.	7,000	3,018,610
		17,291,460
Food, Beverage & Tobacco - 1.3%
Coca-Cola Co.	100,000	7,876,000
Health Care Equipment & Services - 2.2%
Abbott Laboratories	60,000	5,447,400
Cooper Cos., Inc.(a)	75,000	4,717,500
GE HealthCare Technologies, Inc.	50,000	3,060,320
		13,225,220
Household & Personal Products - 2.3%
Colgate-Palmolive Co.	75,000	6,402,000
Procter & Gamble Co.	50,000	7,354,500
		13,756,500

	Shares	Value
Insurance - 0.9%
Aflac, Inc.	50,000	$5,683,500
Materials - 10.4%
Freeport-McMoRan, Inc.	125,000	7,222,500
Newmont Mining Corp.	200,000	22,218,000
Nutrien Ltd.	100,000	7,600,000
Sonoco Products Co.	10,000	499,600
Vulcan Materials Co.	40,000	12,069,600
Wheaton Precious Metals Corp.	100,000	12,646,000
		62,255,700
Media & Entertainment - 7.6%
Alphabet, Inc. - Class A	100,000	38,480,000
Netflix, Inc.(a)	75,000	7,020,750
		45,500,750
Pharmaceuticals, Biotechnology & Life Sciences - 2.7%
AbbVie, Inc.	25,000	5,283,000
Merck & Co., Inc.	100,000	10,918,000
		16,201,000
Semiconductors & Semiconductor Equipment - 16.3%
Applied Materials, Inc.	75,000	29,586,750
Marvell Technology, Inc.	150,000	24,772,500
NVIDIA Corp.	150,000	29,935,500
QUALCOMM, Inc.	75,000	13,468,500
		97,763,250
Software & Services - 6.5%
Microsoft Corp.	50,000	20,389,000
ServiceNow, Inc.(a)	75,000	6,623,250
Shopify, Inc. - Class A(a)	100,000	12,113,000
		39,125,250
Technology Hardware & Equipment - 1.8%
Apple, Inc.	40,000	10,854,000
Telecommunication Services - 0.8%
Verizon Communications, Inc.	100,000	4,803,000
Utilities - 2.9%
NextEra Energy, Inc.	175,000	17,129,000
TOTAL COMMON STOCKS (Cost $172,642,170)		585,937,511
PRIVATE INVESTMENTS - 0.9%
Autopilot Horizon IX LLC(a)(b)(c)	18,502	500,000
Cavalier Premier Access Fund II, LP(a)(b)(c)	10,000	1,977,200
Marlinspike JetZero Private Stock I, LP(a)(b)(c)	10,000	1,022,500
SpaceCo Holdings, LLC(a)(b)(c)	10,000	1,797,900
TOTAL PRIVATE INVESTMENTS (Cost $3,552,500)		5,297,600

The accompanying notes are an integral part of these financial statements.

1

THE TOCQUEVILLE FUND
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 0.8%
Weyerhaeuser Co.	200,000	$4,904,000
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,077,818)		4,904,000
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Treasury Obligations Fund - Class X, 3.59%(d)	2,477,616	2,477,616
TOTAL MONEY MARKET FUNDS (Cost $2,477,616)		2,477,616
TOTAL INVESTMENTS - 99.7% (Cost $182,750,104)		$598,616,727
Other Assets in Excess of Liabilities - 0.3%		1,757,504
TOTAL NET ASSETS - 100.0%		$600,374,231

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
LP - Limited Partnership
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $5,297,600 or 0.9% of net assets as of April 30, 2026.

(c)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The total value of illiquid securities was $5,297,600 which represents 0.9% of total net assets.
(d)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

2

THE TOCQUEVILLE FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)

ASSETS:
Investments, at value	$598,616,727
Receivable for investments sold	5,318,895
Dividends receivable	337,498
Receivable for fund shares sold	77,812
Dividend tax reclaims receivable	5,206
Prepaid expenses and other assets	31,339
Total assets	604,387,477
LIABILITIES:
Payable for investments purchased	3,023,680
Payable to Adviser	312,962
Payable for fund administration and accounting fees	232,989
Payable for fund shares redeemed	215,809
Payable for distribution and shareholder servicing fees	107,056
Payable for expenses and other liabilities	120,750
Total liabilities	4,013,246
NET ASSETS	$600,374,231
Net Assets Consist of:
Paid-in capital	$171,142,830
Total distributable earnings	429,231,401
Total net assets	$600,374,231
Net assets	$600,374,231
Shares issued and outstanding (unlimited shares authorized without par value)	9,841,203
Net asset value per share	$61.01
Cost:
Investments, at cost	$182,750,104

The accompanying notes are an integral part of these financial statements.

3

THE TOCQUEVILLE FUND
STATEMENT OF OPERATIONS
For the Period Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$3,242,589
Less: dividend withholding taxes	(23,789)
Other income	117
Total investment income	3,218,917
EXPENSES:
Investment advisory fees (See Note 4)	2,056,879
Distribution fees	685,626
Fund administration and accounting fees (See Note 4)	441,597
Transfer agent fees (See Note 4)	102,021
Legal fees	42,258
Federal and state registration fees	39,056
Trustees’ fees	33,753
Custodian fees (See Note 4)	13,712
Audit fees	11,373
Reports to shareholders	9,374
Other expenses and fees	39,134
Total expenses	3,474,783
Expense reimbursement by Adviser (See Note 4)	(183,777)
Net expenses	3,291,006
Net investment loss	(72,089)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	13,459,266
Foreign currency translation	(22)
Net realized gain (loss)	13,459,244
Net change in unrealized appreciation (depreciation) on:
Investments	63,196,423
Net change in unrealized appreciation (depreciation)	63,196,423
Net realized and unrealized gain (loss)	76,655,667
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$76,583,578

The accompanying notes are an integral part of these financial statements.

4

THE TOCQUEVILLE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(72,089)	$836,931
Net realized gain (loss)	13,459,244	37,127,609
Net change in unrealized appreciation (depreciation)	63,196,423	76,822,545
Net increase (decrease) in net assets from operations	76,583,578	114,787,085
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(34,655,180)	(39,733,816)
Total distributions to shareholders	(34,655,180)	(39,733,816)
CAPITAL TRANSACTIONS:
Shares sold	6,549,658	8,743,453
Shares issued from reinvestment of distributions	33,333,400	38,217,764
Shares redeemed	(26,364,016)	(64,132,820)
Net increase (decrease) in net assets from capital transactions	13,519,042	(17,171,603)
Net increase (decrease) in net assets	55,447,440	57,881,666
NET ASSETS:
Beginning of the period	544,926,791	487,045,125
End of the period	$600,374,231	$544,926,791
SHARES TRANSACTIONS:
Shares sold	116,831	179,967
Shares issued from reinvestment of distributions	627,984	777,416
Shares redeemed	(474,284)	(1,330,693)
Total increase (decrease) in shares outstanding	270,531	(373,310)

The accompanying notes are an integral part of these financial statements.

5

The Tocqueville Fund
Financial Highlights

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$56.94	$48.98	$39.28	$39.55	$48.39	$37.03
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)	0.09	0.16	0.07	0.43	0.25
Net realized and unrealized gain (loss) on investments(b)	7.72	11.91	12.02	1.59	(4.30)	12.49
Total from investment operations	7.71	12.00	12.18	1.66	(3.87)	12.74
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	(0.12)	(0.22)	(0.24)	(0.20)	(0.25)
Net realized gains	(3.58)	(3.92)	(2.26)	(1.69)	(4.77)	(1.13)
Total distributions	(3.64)	(4.04)	(2.48)	(1.93)	(4.97)	(1.38)
Net asset value, end of period	$61.01	$56.94	$48.98	$39.28	$39.55	$48.39
Total return(c)	14.50%	25.81%	32.40%	4.20%	−9.30%	35.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$600,374	$544,927	$487,045	$412,912	$258,843	$313,739
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	1.27%	1.28%	1.35%	1.35%	1.33%	1.34%
After expense reimbursement/ recoupment(d)(e)	1.20%	1.20%	1.20%	1.20%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets(d)	(0.03)%	0.17%	0.34%	0.52%	0.99%	0.55%
Portfolio turnover rate(c)	6%	16%	18%	22%	6%	11%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Effective October 1, 2022, the Tocqueville Fund reduced the operating expense limit from 1.25% to 1.20%.
The accompanying notes are an integral part of these financial statements.

6

The Tocqueville Trust
Notes to Financial Statements
April 30, 2026 (Unaudited)
1. ORGANIZATION
The Tocqueville Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized on September 17, 1986, consisting of one fund, The Tocqueville Fund (the “Fund”). The Fund is an open-end management investment company. The Fund’s investment objective is long-term capital appreciation, which it seeks to achieve by investing primarily in securities of United States issuers. Tocqueville Asset Management L.P. is the investment adviser to the Fund (“Tocqueville,” or the “Adviser”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statement. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”
a)
Security Valuation and Security Transactions. Investments in securities, including foreign securities, traded on an exchange or quoted on the over-the-counter market are valued at the last sale price or, if no sale occurred during the day, at the mean between closing bid and ask prices, as last reported by a pricing service approved by the Trustees. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation National Market (“NASDAQ”) are generally valued at the NASDAQ Official Closing Price (“NOCP”). If there is no NASDAQ Official Closing Price for a NASDAQ-listed security or sale price available for an over-the-counter security, the mean of the latest bid and asked quotations from NASDAQ will be used. When market quotations for securities are not readily available, or when restricted securities or other assets are being valued, such assets are valued at fair value as determined in good faith by or under procedures approved by the Trustees. Money market funds are valued at net asset value (“NAV”). Fixed income securities, such as corporate bonds, convertible bonds and U.S. government agency issues are valued based on evaluated mean prices supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations.

Trading in securities on foreign securities exchanges normally is completed before the calculation of the Fund’s NAV. Trading on these foreign exchanges may not take place on all days on which there is regular trading on the New York Stock Exchange (“NYSE”), or may take place on days on which there is no regular trading on the NYSE. Similarly, the Fund may hold securities traded in domestic markets where the market may close early on a given day prior to calculation of the Fund’s NAV. Events affecting the value of such securities held by the Fund that occur between the close of trading in the security and the close of trading on the NYSE normally will not be reflected in the Fund’s calculation of the NAV. However, significant events will be closely monitored, and where it is determined that an adjustment should be made to the security’s value because significant interim events may materially affect the value of the security, the security will be priced at its fair value in accordance with the procedures approved by the Trustees.
Cash and cash equivalents may exceed federal insurance limits. Money market deposit accounts are considered cash equivalents and reflected at cost.
Investment transactions are recorded on trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Net realized gains and losses from sales of securities are determined on the specific identification cost method.
b)
Restricted and Illiquid Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time consuming negotiations and expense, and a prompt sale at the current valuation may be difficult.

c)
Fair Valuation Measurements. The Trust has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These

7

The Tocqueville Trust
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.
Level 1 –
Quoted prices in active markets for identical securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
When using the market quotations or closing price provided by the pricing service for equity investments—including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed-end funds and real estate investment trusts—which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation and when the market is considered active, the security will be classified as a Level 1 security. When using the mean between the latest bid and ask price, the security will be classified as Level 2.
Investment in mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the funds and will be classified as Level 1 securities.
Fixed income securities, such as corporate bonds, convertible bonds, commercial paper, money market deposit accounts and U.S. government agency issues are valued based on evaluated mean prices supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations and are classified as Level 2.
Options are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation and are classified as Level 1. If there is no composite last price on a given day, the mean between the latest bid and ask price will be used. These contracts are classified as Level 2.
Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser in accordance with policies and procedures established by the Board of Trustees pursuant to Rule 2a-5 under the 1940 Act and may be classified as Level 3 securities. In determining fair value, the Fund will seek to assign a value to the security that it believes represents the amount the Fund could reasonably expect to receive upon its current sale. With respect to securities that are actively traded on U.S. exchanges, the Fund expects that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.
In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Fund may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE. Fair value pricing may also be used to value restricted securities held by the Fund or securities with little or no trading activity for extended periods of time. Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price. As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
The following is a summary of the inputs used, as of April 30, 2026, involving the Fund’s assets and liabilities carried at fair value. The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

8

The Tocqueville Trust
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
The Tocqueville Fund*

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$585,934,205	$3,306	$—	$585,937,511
Private Investments	—	—	5,297,600	5,297,600
Real Estate Investment Trusts	4,904,000	—	—	4,904,000
Money Market Funds	2,477,616	—	—	2,477,616
Total Investments	$593,315,821	$3,306	$5,297,600	$598,616,727

*	For further information regarding portfolio characteristics, please see the accompanying Schedule of Investments.
The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee the valuation process. The Valuation Committee meets on an as needed basis, or at least annually to evaluate changes in the valuation of portfolio securities. The full findings and valuations are then reviewed quarterly by the Independent Trustees. The Board of Trustees has appointed the Adviser as valuation designee pursuant to Rule 2a-5 under the 1940 Act.
During the period ended April 30, 2026 the Fund held $5,297,600 of investments with significant inputs that would be classified as Level 3. The significant input was transaction cost.
Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:
The Tocqueville Fund

Balance as of November 1, 2025	$2,530,000
Purchases	1,022,500
Sales	—
Realized Gain/(Loss)	—
Change in Unrealized Appreciation/(Depreciation)	1,745,100
Transfer in/(out) of Level 3	—
Balance as of April 30, 2026	$5,297,600

As of April 30, 2026 the change in unrealized appreciation/(depreciation) and cost on positions still held for securities that were considered Level 3 were $1,745,100 and $3,552,500 respectively.
d)
Derivative Instruments and Hedging Activities. The Adviser may use derivative instruments, such as purchased and written options, as a means to manage exposure to different types of risk, including market risk and exchange rate risk, and to gain exposure to underlying securities. The Trust has adopted disclosure standards in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivatives affect an entity’s results of operations and financial position.

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly knows as the “strike price”).
When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a purchased call or put option is exercised, the cost of the security acquired is increased by the premium paid for the call, or in the case of a put, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and subsequently adjusted to the current value of the option written. Premiums received from writing

9

The Tocqueville Trust
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call or put option is exercised, the premium is added or subtracted, respectively, from the proceeds or cost basis, respectively, to the related transaction of the underlying security. The Fund, as writers of an option, would bear the market risk of an unfavorable change in the price of the security underlying the written option.
Derivatives Risk
The risks of using the types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund. The measurement of risks associated with these instruments is meaningful only when all related offsetting transactions are considered. The Fund may enter into written call options to hedge against changes in the value of equities. The Fund’s option component of the overall investment strategy is often referred to as a “buy-write” strategy (also called a “covered call” strategy), in which the Adviser (as defined below) writes (sells) a call option contract while at the same time owning an equivalent number of shares of the underlying stock to generate moderate current income. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. As the writer of a call option the Fund has the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised. The use of options does not create leverage in the Fund. The Fund did not transact in written options during the period ended April 30, 2026.
e)
Foreign Currency Translation. Investments and other assets and liabilities denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange, in accordance with the Trust’s Portfolio Securities Valuation and Foreign Exchange Contracts Procedures. The Fund has engaged in transactions in securities denominated in foreign currencies and, as a result, entered into foreign exchange transactions. The Fund is exposed to additional market risk as a result of changes in the value of the underlying currency in relation to the U.S. dollar. Risks include the potential inability of counterparties to meet the terms of their obligations. The value of foreign currencies are marked-to-market on a daily basis, which reflects the changes in the market value of the contract at the close of each day’s trading, resulting in daily unrealized gains and/or losses. When the transactions are settled or the contracts are closed, the Fund recognizes a realized gain or loss.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are reflected as net realized and unrealized gain or loss on investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the fiscal period, resulting from changes in the exchange rates.

10

The Tocqueville Trust
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
f)
Shareholder Transactions and Distributions. Shareholder transactions are recorded on trade date. Dividends to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared and paid annually by the Fund. Distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent differences between financial and tax reporting may result in reclassification to capital stock.

g)
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h)
Indemnification. In the normal course of business the Fund enters into contracts that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

i)
Subsequent Events Evaluation. In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date financial statements were issued. This evaluation did not result in any subsequent events, that necessitated disclosure and/or adjustments.

j)
Segment Reporting. The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosure requirements, including increased disaggregation of income taxes paid by jurisdiction and tax type. The Fund did not pay any federal, state, or local income taxes during the reporting period, and adoption of this standard did not have a material impact on the Fund’s financial position or results of operations.
3. FEDERAL INCOME TAX
There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended October 31, 2025, or for any other tax years which are open for exam. As of October 31, 2025, open tax years include the tax years ended October 31, 2022 through 2024. The Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.
Provision for federal income taxes or excise taxes has not been made since the Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as Regulated Investment Companies and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to Regulated Investment Companies. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to

11

The Tocqueville Trust
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
shareholders for tax purposes. Additionally, accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended October 31, 2025, the following table shows the reclassifications made:

	Distributable Earnings	Paid In Capital
The Tocqueville Fund	$(3,203,483)	$3,203,483

The permanent differences primarily relate to the usage of deemed distributions for tax purposes.
As of October 31, 2025, the components of distributable earnings (accumulated losses) for income tax purposes were as follows:

Tax cost of Investments	$192,641,381
Unrealized Appreciation	354,460,265
Unrealized Depreciation	(1,790,230)
Net unrealized appreciation (depreciation)	352,670,035
Undistributed operating income	586,061
Undistributed long-term gains	34,055,129
Distributable earnings	34,641,190
Other accumulated gain/(loss)	(8,222)
Total distributable earnings	$387,303,003

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to partnership adjustments.
The tax character of distributions paid during the years ended October 31, 2025 and 2024 was as follows:

	October 31, 2025
	Ordinary Income	Long Term Capital Gain	Total
Tocqueville Fund	$2,242,288	$37,491,528	$39,733,816

	October 31, 2024
	Ordinary Income	Long Term Capital Gain	Total
Tocqueville Fund	$2,300,004	$23,390,432	$25,690,436

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax years ended October 31, 2025 and 2024.
4. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Tocqueville is the investment adviser to the Fund under an Investment Advisory Agreement approved by shareholders. For its services, Tocqueville receives fees from the Fund, calculated daily and payable monthly, at an annual rate of 0.75% on the first $1 billion of the average daily net assets of the Fund, and 0.65% of the average daily net assets in excess of $1 billion.
With respect to the Fund, the Adviser has contractually agreed to waive its advisory fees and/or reimburse expenses in order to ensure that the Fund’s total annual operating expenses do not exceed 1.20% of its average daily net assets (excluding taxes, interest expense, acquired fund fees and expenses, or extraordinary expenses such as litigation). Prior to October 1, 2022, the Fund had an expense limit of 1.25%. The Expense Limitation Agreement for the Fund will

12

The Tocqueville Trust
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
remain in effect until March 1, 2027. For the period ended April 30, 2026, the Adviser waived $183,777 of the advisory fee for the Fund. Such amount is not subject to recoupment by the Adviser.
Pursuant to an Administrative Services Agreement, the Fund pays to the Adviser a fee computed and paid monthly at an annual rate of 0.15% on the first $400 million of the average daily net assets of the Fund; 0.13% on the next $600 million of the average daily net assets of the Fund; and 0.12% on all the average daily net assets of the Fund over $1 billion. For the period ended April 30, 2026, the Adviser made $122,980 in payments to U.S. Bancorp Fund Services, LLC for services provided under a Sub-Administration Agreement for the Fund.
Tocqueville Securities, L.P. (the “Distributor”), an affiliate of Tocqueville, acts as distributor for shares of the Trust. The Fund adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act. Pursuant to the plan, the Fund pays to the Distributor distribution and service fees of 0.25% per annum of its average daily net assets.
Commissions earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the Fund for the period ended April 30, 2026 were $2,610.
5. CAPITAL SHARE TRANSACTION.
Transactions in capital shares for the Fund were as follows:
The Tocqueville Fund

	For the Period Ended April 30, 2026	Year Ended October 31, 2025
	Shares	Shares
Shares sold	116,830	179,967
Shares issued to holders in reinvestment dividends	627,984	777,416
Shares redeemed	(474,284)	(1,330,693)
Net increase (decrease)	270,530	(373,310)

6. INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments) for the period ended April 30, 2026, are summarized below.

	Purchases	Sales
The Tocqueville Fund	$30,557,116	$40,176,609

7. LINE OF CREDIT
The Tocqueville Trust has a line of credit (the “Line”), which is uncommitted, in the amount of $40,000,000, 10% of the Fund’s gross market value, or 33.33% of the fair value of the Fund’s investments, whichever is less, with U.S. Bank, N.A. The Line is for temporary emergency or extraordinary purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Line is secured by the Trust’s assets. The Line has a one-year term and is reviewed annually by the Board of Trustees. The Line matures, unless renewed, on January 13, 2027. Interest is charged at the greater of 0.00% and the prime rate minus 0.50%. For the period ended April 30, 2026, the Fund did not incur any borrowings.

13

The Tocqueville Trust
Additional Information (Unaudited)
SHAREHOLDER NOTIFICATION OF FEDERAL TAX STATUS
For the fiscal year ended October 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 23%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Tocqueville Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2025, was as follows:

Tocqueville Fund	100.00%

For the fiscal year ended October 31, 2025, the Fund designated the following percent of ordinary distributions paid as interest-related dividends under the Internal Revenue Code Section 871(k)(1)(c):

Tocqueville Fund	10.59%

The percentage of taxable ordinary income distributions that are designated as short- term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was as follows.

Tocqueville Fund	0.00%

14

The Tocqueville Trust
Additional Information (Unaudited)(Continued)
The following information is required disclosure from Form N-CSR:
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
This information is included as part of the material filed under Item 7 of this Form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

15

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end management investment companies.

(5)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Tocqueville Trust

By (Signature and Title)*	/s/ Robert W. Kleinschmidt
Robert W. Kleinschmidt, Principal Executive Officer

Date	7/6/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert W. Kleinschmidt
Robert W. Kleinschmidt, Principal Executive Officer

Date	7/6/2026

By (Signature and Title)*	/s/ Jeff Zatkowsky
Jeff Zatkowsky, Principal Financial Officer

Date	7/6/2026

* Print the name and title of each signing officer under his or her signature.